U.S. Securities and Exchange Commission

Washington, D.C. 20549

Form F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

A. Name of issuer or persons filing ("Filers"):
Toll Holdings Limited
Toll Group (NZ) Limited

005-50143

B. (1) This is [check one]
X] an original filing for the Filers
[ ] an amended filing for the Filer

(2) Check the following box if you are filing the Form F-X in paper in accordance with Regulation S-T Rule 101(b)(9) [X]

C. Identify the filing in conjunction with which this Form is being filed:
Name of subject company: Tranz Rail Holdings Limited
Form type: Form CB
File Number (if known): None
Filed by:
Toll Holdings Limited
Toll Group (NZ) Limited
Date Filed (if filed concurrently, so indicate): 23 June, 2003
Filed or submitted in paper if permitted by Regulation S-T Rule 101(b)(8) [X]

D. Toll Holdings Limited is incorporated under the laws of the Commonwealth of Australia and has its principal place of business at Level 8, 380 St-Kilda Road, Melbourne, Victoria, 3004, Australia.

Toll Group (NZ) Limited is incorporated under the laws of New Zealand and has its principal place of business at KPMG Centre, 9 Princes Street, Auckland, New Zealand.

E. Each Filer designates and appoints CSC Corporation System as the agent of such Filer upon whom may be served any process, pleadings, subpoenas, or other papers in:

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns (i) any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB on 23 June 2003 or any purchases or sales of any

security in connection therewith. Each Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. Each person filing this Form in connection with (b) the use of Form CB stipulates and agrees to appoint a successor agent for service of process and file and amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed following the effective date of the latest amendment to such Form CB;

Each filer further undertakes to advise the Commission promptly of any change to the Agent's name and address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

The Filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Melbourne, Australia this 23 day of June, 2003.

Signed and Sealed on behalf of **TOLL HOLDINGS LIMITED**

By: ____________________
Name: Bernard McInerney
Title: Secretary

X ____________________
Name: Paul Little
Title: Director

TOLL HOLDINGS LIMITED
Common
Seal
ABN 25 006 592 089

23/6/03

TOLL GROUP (NZ) LIMITED
Signed by its authorised representative:

By: X ____________________
Name: Paul Little
Title: Director

This statement has been signed by the following persons in the capacities and on the dates indicated.

CSC CORPORATION SYSTEM

(Signature) ____________________
Name: Merryl Wiener
Title: Asst VP

(Date): 23 June, 2003

MELBOURNE:41990.1